Report Of The Directors Financial Review Risk Report - Expected maturity of insurance contract liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 175,384	$ 166,178
Not later than one year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	9,834	9,203
1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	33,253	30,059
5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	54,359	53,230
Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	77,938	73,686
Unit-linked
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	9,579	9,058
Unit-linked | Not later than one year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	1,407	1,296
Unit-linked | 1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	3,097	3,153
Unit-linked | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	2,976	2,654
Unit-linked | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	2,099	1,955
With DPF and Other contracts
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	165,805	157,120
With DPF and Other contracts | Not later than one year
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	8,427	7,907
With DPF and Other contracts | 1 to 5 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	30,156	26,906
With DPF and Other contracts | 5-15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	51,383	50,576
With DPF and Other contracts | Over 15 years
Disclosure Of Expected Maturity Of Insurance Contract Liabilities [Line Items]
Expected undiscounted cash flows	$ 75,839	$ 71,731